Related Party Transactions	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Related Party Transactions
24.	RELATED PARTY TRANSACTIONS
Related party expenses and balances
The Company’s Chairman, Ross Beaty, is a significant shareholder and considered a related party of the Company. In April 2019, the Company entered into a one-year
unsecured $20 million revolving credit facility with Mr. Beaty (note 13(c)), which it repaid in September 2019.
In January 2018, the Company issued 3.7 million common shares to Mr. Beaty to settle the $15.0 million debenture owned by Mr. Beaty (note 13(e)). In October 2018, Mr. Beaty invested $10.0 million in the Private Placements to purchase an additional 2,736,842 common shares (note 17(b)).
At December 31, 2019, the total balance owing to Mr. Beaty was $13.2 million (2018 – $12.2 million), including accrued interest of $1.2 million related to the Company’s Standby Loan (note 13(d)).
Key management personnel compensation
The key management of the Company comprises executive and
non-executive
directors and members of executive management. The remuneration of the Company’s directors and other key management personnel during the years ended December 31 are as follows:

	2019	2018
Salaries, directors’ fees and other short-term benefits	$2,762	$2,690
Share-based payments	1,940	2,078

Total key management personnel compensation	$4,702	$4,768
At December 31, 2019, $1.2 million (December 31, 2018 – $0.9 million) was owed by the Company to management for accrued salary and bonuses and the reimbursement of expenses.